Financial Instruments - Summary of Coverage Ratio and Leverage Ratio (Detail)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Coverage Ratio	3.86%	4.41%	3.46%
Leverage Ratio	4.17%	3.84%	3.85%
Less than or Equal to 5.25 Ratio [Member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	5.25%
Less than or Equal to 5.00 Ratio [Member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	5.00%
Less than or Equal to 4.75 Ratio [member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	4.75%	4.75%
Less than or Equal to 4.50 Ratio [Member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	4.50%
Less than or Equal to 4.25 Ratio [Member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	4.25%